Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common stock [Member]	Additional paid-in-capital [Member]	Accumulated other comprehensive income/(loss) [Member]	Retained earnings (Deficit) [Member]
Beginning balance at Dec. 31, 2021	$ 863,878	$ 21,198	$ 671,831	$ 23,033	$ 147,816
Beginning balance (in shares) at Dec. 31, 2021		2,477,672
Net Income	18,495				18,495
Pension adjustments, net of tax	(526)			(526)
Gain(loss) on foreign currency translation, net of tax	(1,446)			(1,446)
Ending balance at Mar. 31, 2022	880,401	$ 21,198	671,831	21,061	166,311
Ending balance (in shares) at Mar. 31, 2022		2,477,672
Beginning balance at Dec. 31, 2022	626,226	$ 21,198	359,280	19,360	226,388
Beginning balance (in shares) at Dec. 31, 2022		2,477,672
Net Income	23,672				23,672
Pension adjustments, net of tax	(157)			(157)
Gain(loss) on foreign currency translation, net of tax	(1,181)			(1,181)
Ending balance at Mar. 31, 2023	$ 648,560	$ 21,198	$ 359,280	$ 18,022	$ 250,060
Ending balance (in shares) at Mar. 31, 2023		2,477,672